LONG TERM DEBT AND FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE (Details) € in Thousands	Dec. 31, 2021 EUR (€)
Loans Payable [Member] | GERMANY | High Intensity Focused Ultrasound (HIFU) Equipment 2 [Member]
Debt Instrument, Collateral Amount	€ 438